Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Event
23. Subsequent Events
Senior Notes Issuances
In March 2015, MetLife, Inc. issued $500 million of senior notes due in March 2025 which bear interest at a fixed rate of 3.00%, payable semi-annually. Also in March 2015, MetLife, Inc. issued $1.0 billion of senior notes due in March 2045 which bear interest at a fixed rate of 4.05%, payable semi-annually. In connection with the issuances, MetLife, Inc. incurred $12 million of related costs which have been capitalized and included in other assets. These costs are being amortized over the terms of the senior notes.
Common Stock Repurchases
In 2015, through May 18, 2015, MetLife, Inc. repurchased 20,176,185 shares of its common stock in the open market for $1.0 billion.
Dividends
Preferred Stock
On May 15, 2015, MetLife, Inc.’s Board of Directors declared dividends of $0.256 per share, for a total of $7 million, on its Series A preferred shares, and $0.406 per share, for a total of $24 million, on its Series B preferred shares. Both dividends will be paid on June 15, 2015 to shareholders of record as of May 31, 2015.
On March 5, 2015, MetLife, Inc.’s Board of Directors declared dividends of $0.250 per share, for a total of $6 million, on its Series A preferred shares, and $0.406 per share, for a total of $24 million, on its Series B preferred shares. Both dividends were paid on March 16, 2015 to shareholders of record as of February 28, 2015.
Common Stock
On April 28, 2015, MetLife, Inc.’s Board of Directors declared a second quarter 2015 common stock dividend of $0.375 per share payable on June 12, 2015 to shareholders of record as of May 11, 2015. The Company estimates the aggregate dividend payment will be $420 million.
On January 6, 2015, MetLife, Inc.’s Board of Directors declared a first quarter 2015 common stock dividend of $0.35 per share which was paid on March 13, 2015 to shareholders of record as of February 6, 2015. The Company’s aggregate dividend payment was $394 million.
Stock-Based Compensation Plans
Performance Shares and Performance Units
For outstanding awards granted prior to the January 1, 2013 - December 31, 2015 performance period, vested Performance Shares and Performance Units were or will be multiplied by a performance factor of 0.0 to 2.0 based on MetLife, Inc.’s adjusted income, total shareholder return, and performance in change in annual net operating earnings and total shareholder return compared to the performance of its competitors, each measured with respect to the applicable three-year performance period or portions thereof. See also “— Payout of 2012 – 2014 Performance Shares” and “— Payout of 2012 – 2014 Performance Units.”
For outstanding awards granted for the January 1, 2013 – December 31, 2015 and later performance periods, any vested Performance Shares and Performance Units will be multiplied by a performance factor of 0.00 to 1.75. Assuming that MetLife, Inc. has met threshold performance goals related to its adjusted income or total shareholder return, the MetLife, Inc. Compensation Committee will determine the performance factor in its discretion. In doing so, the Compensation Committee may consider MetLife, Inc.’s total shareholder return relative to the performance of its competitors and MetLife, Inc.’s operating return on equity relative to its financial plan. The estimated fair value of Performance Shares and Performance Units will be remeasured each quarter until they become payable.
Beginning in 2015, MetLife, Inc. grants awards under the MetLife, Inc. 2015 Stock and Incentive Compensation Plan (successor to the MetLife, Inc. 2005 Stock and Incentive Compensation Plan) and the MetLife, Inc. 2015 Non-Management Director Stock Compensation Plan (successor to the MetLife, Inc. 2005 Non-Management Director Stock Compensation Plan), each of which was approved by MetLife, Inc. common stockholders in 2014.
Payout of 2012 – 2014 Performance Shares
Final Performance Shares are paid in shares of MetLife, Inc. common stock. The performance factor for the January 1, 2012 – December 31, 2014 performance period was 1.01. This factor has been applied to the 1,756,839 Performance Shares associated with that performance period that vested on December 31, 2014 and, as a result, in April 2015, 1,774,407 shares of MetLife, Inc.’s common stock (less withholding for taxes and other items, as applicable) were issued, excluding shares that payees choose to defer.
Payout of 2012 – 2014 Performance Units
Final Performance Units are payable in cash equal to the closing price of MetLife, Inc. common stock on a date following the last day of the three-year performance period. The performance factor for the January 1, 2012 – December 31, 2014 performance period was 1.01. This factor has been applied to the 129,734 Performance Units associated with that performance period that vested on December 31, 2014 and, as a result, in April 2015, the cash value of 131,031 units (less withholding for taxes and other items, as applicable) was paid.
Litigation
Matters as to Which an Estimate Can Be Made
For some of the matters disclosed below and in Note 21, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. The Company currently estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to $400 million.
Asbestos-Related Claims
In addition to the asbestos-related claims discussed in Note 21, MLIC received approximately 1,046 new asbestos-related claims during the three months ended March 31, 2015.
Regulatory Matters
Mortgage Regulatory and Law Enforcement Authorities’ Inquiries
In April and May 2012, MetLife Bank received two subpoenas issued by the Office of Inspector General for U.S. Department of Housing and Urban Development regarding Federal Housing Administration (“FHA”) insured loans. In June and September 2012, MetLife Bank received two Civil Investigative Demands that the U.S. Department of Justice issued as part of a False Claims Act investigation of allegations that MetLife Bank had improperly originated and/or underwritten loans insured by the FHA. Under a February 25, 2015 agreement resolving this investigation, MetLife Home Loans LLC (“MLHL”) paid $123.5 million and the U.S. Department of Justice released MLHL from False Claims Act liability for FHA claims filed through August 25, 2014. The Company previously accrued the full amount of the settlement payment in its consolidated financial statements.
Unclaimed Property Litigation
City of Birmingham Retirement and Relief System v. MetLife, Inc., et al. (Circuit Court of Jefferson County, Alabama, filed July 5, 2012)
Seeking to represent a class of persons who purchased MetLife, Inc. common equity units in or traceable to a public offering in March 2011, the plaintiff filed an action alleging that MetLife, Inc., certain current and former directors and executive officers of MetLife, Inc., and various underwriters violated several provisions of the Securities Act related to the filing of the registration statement by issuing, or causing MetLife, Inc. to issue, materially false and misleading statements and/or omissions concerning MetLife, Inc.’s potential liability for millions of dollars in insurance benefits that should have been paid to beneficiaries or escheated to the states. Plaintiff seeks unspecified compensatory damages and other relief. On March 31, 2015, a federal court granted plaintiff’s motion to remand this action to state court. The defendants intend to defend this action vigorously.
Total Control Accounts Litigation
Owens v. Metropolitan Life Insurance Company (N.D. Ga., filed April 17, 2014)
This putative class action lawsuit alleges that MLIC’s use of the total control accounts as the settlement option for life insurance benefits under some group life insurance policies violates MLIC’s fiduciary duties under ERISA. As damages, plaintiff seeks disgorgement of profits that MLIC realized on accounts owned by members of the putative class. The court denied MLIC’s motion to dismiss the complaint. The Company intends to defend this action vigorously.
Reinsurance Litigation
Robainas, et al. v. Metropolitan Life Ins. Co. (S.D.N.Y., December 16, 2014)
Plaintiffs filed this putative class action lawsuit on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums on life insurance policies issued by MLIC from 2009 through 2014 (the “Policies”). Two similar actions were subsequently filed, Yale v. Metropolitan Life Ins. Co. (S.D.N.Y., January 12, 2015) and International Association of Machinists and Aerospace Workers District Lodge 15 v. Metropolitan Life Ins. Co. (E.D.N.Y., February 2, 2015). Both of these actions have been consolidated with the Robainas action. The consolidated complaint alleges that MLIC inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using “contractual parental guarantees,” and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuit seeks recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for the Policies. MetLife intends to defend this action vigorously.
Intoccia v. Metropolitan Life Ins. Co. (S.D.N.Y., April 20, 2015); and Weilert v. Metropolitan Life Ins. Co. (S.D.N.Y., April 30, 2015)
Plaintiffs filed these putative class actions on behalf of themselves and all persons and entities who, directly or indirectly, purchased, renewed or paid premiums for Guaranteed Benefits Insurance Riders attached to variable annuity contracts with MLIC from 2009 through 2015 (the “Annuities”). The complaints allege that MLIC inadequately disclosed in its statutory annual statements that certain reinsurance transactions with affiliated reinsurance companies were collateralized using “contractual parental guarantees,” and thereby allegedly misrepresented its financial condition and the adequacy of its reserves. The lawsuits seek recovery under Section 4226 of the New York Insurance Law of a statutory penalty in the amount of the premiums paid for Guaranteed Benefits Insurance Riders attached to the Annuities. MetLife intends to defend these actions vigorously.
Other Litigation
C‑Mart, Inc. v. Metropolitan Life Ins. Co., et al. (S.D. Fla., January 10, 2013); Cadenasso v. Metropolitan Life Insurance Co., et al. (N.D. Cal., November 26, 2013, subsequently transferred to S.D. Fla.); and Fauley v. Metropolitan Life Insurance Co., et al. (Circuit Court of the 19th Judicial Circuit, Lake County, Ill., July 3, 2014)
Plaintiffs filed these lawsuits against defendants, including MLIC and a former MetLife financial services representative, alleging that the defendants sent unsolicited fax advertisements to plaintiff and others in violation of the Telephone Consumer Protection Act, as amended by the Junk Fax Prevention Act, 47 U.S.C. § 227. The C-Mart and Cadenasso cases were voluntarily dismissed. In the Fauley case, the court in Illinois issued a final order certifying a nationwide settlement class and approving a settlement under which MLIC has agreed to pay up to $23 million to resolve claims as to fax ads sent between August 23, 2008 and August 7, 2014. An objector to the settlement has filed a notice to appeal the approval order.
Voshall v. Metropolitan Life Ins. Co. (Superior Court of the State of California, County of Los Angeles, April 8, 2015)
Plaintiff filed this putative class action lawsuit on behalf of himself and all persons covered under a long-term group disability income insurance policy issued by MLIC to public entities in California between April 8, 2011 and April 8, 2015. Plaintiff alleges that MLIC improperly reduced benefits by including cost of living adjustments and employee paid contributions in the employer retirement benefits and other income that reduces the benefit payable under such policies. Plaintiff asserts causes of action for declaratory relief, violation of the California Business & Professions Code, breach of contract and breach of the implied covenant of good faith and fair dealing. The Company intends to defend this action vigorously.